Pension Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 24, 2016	Sep. 26, 2015
Change in benefit obligation:
Benefit obligation at beginning of period	$ 104,667	$ 98,482
Interest cost	2,559	3,401	$ 3,879
Actuarial (gain)/loss	300	19,658
Benefits paid	(4,827)	(2,617)
Foreign currency translation adjustments	3,178	(14,257)
Benefit obligation at end of period	105,877	104,667	98,482
Change in plan assets:
Fair value of plan assets at beginning of period	96,692	93,605
Actual gain on plan assets	3,596	15,840
Employer contributions	3,280	3,415
Benefits paid	(4,827)	(2,617)
Foreign currency translation adjustments	3,713	(13,551)
Fair value of assets at end of period	102,454	96,692	$ 93,605
Amount recognized in the consolidated balance sheets:
Unfunded status (non-current)	(3,423)	(7,975)
Net amount recognized	$ (3,423)	$ (7,975)